RELATED PARTY TRANSACTIONS (Details) - USD ($)	Jan. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
December 31, 2021 (remaining 9 months)		$ 68,000	$ 65,000
Long-term Debt		68,000	$ 65,000
S and S Beverage [Member]
December 31, 2021 (remaining 9 months)
November 1, 2023	798,261	798,261
Long-term Debt	$ 798,261	$ 798,261